Inventories - Summary of Inventories (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Inventories [Line Items]
Raw materials	₩ 5,298,823	₩ 4,912,677
Merchandise	3,447	1,733
Work-in-progress	213,919	220,110
Finished goods	93,379	95,760
Supplies	3,564,892	3,358,831
Inventories-in-transit	962,337	1,160,238
Other inventories	15,927	19,887
Total Inventories	10,152,724	9,769,236
Acquisition cost
Inventories [Line Items]
Raw materials	5,299,493	4,914,250
Merchandise	3,447	1,733
Work-in-progress	213,919	220,110
Finished goods	93,379	96,390
Supplies	3,564,892	3,358,831
Inventories-in-transit	962,337	1,160,238
Other inventories	15,927	19,887
Total Inventories	10,153,394	9,771,439
Valuation allowance
Inventories [Line Items]
Raw materials	(670)	(1,573)
Merchandise	0	0
Work-in-progress	0	0
Finished goods	0	(630)
Supplies	0	0
Inventories-in-transit	0	0
Other inventories	0	0
Total Inventories	₩ (670)	₩ (2,203)